Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	May 31, 2024	May 28, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jul. 11, 2023
Blueprint Chesapeake Multi-Asset Trend ETF
Account Value [Line Items]
Account Value	$ 10,165	$ 10,473		$ 10,196	$ 10,423	$ 10,105	$ 9,769	$ 9,752	$ 9,789	$ 9,998	$ 9,981	$ 9,972	$ 9,976	$ 10,000
Cambria Chesapeake Pure Trend ETF
Account Value [Line Items]
Account Value	9,620	9,965	$ 10,000
Blueprint Chesapeake Multi Asset Trend ETF (MKT)
Account Value [Line Items]
Account Value	10,281	10,516		10,201	10,505	10,150	9,817	9,845	9,840	10,112	10,036	10,058	10,132	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	12,481	12,049		11,480	11,969	11,596	11,008	10,826	10,355	9,489	9,693	10,178	10,343	10,000
SG CTA Index
Account Value [Line Items]
Account Value	10,399	10,618		$ 10,715	$ 10,557	$ 10,257	$ 9,795	$ 9,696	$ 9,716	$ 10,018	$ 10,121	$ 9,826	$ 9,909	$ 10,000
Cambria Chesapeake Pure Trend ETF (MKT)
Account Value [Line Items]
Account Value	9,645	10,000	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Account Value	10,305	9,948	10,000
SG CTA Index [Member]
Account Value [Line Items]
Account Value	$ 9,636	$ 9,839	$ 10,000